Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000135933 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000135933 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000135933 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000135933 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000135933 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000135933 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000135933 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135933 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000135933 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000135933 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
C000135933 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000135933 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000135933 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.99%
C000006344 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000006344 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000006344 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000006344 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006344 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000006344 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000006344 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006344 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000006344 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000006344 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
C000006344 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000006344 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000006344 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.99%
C000006342 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000006342 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000006342 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.35%
C000006342 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006342 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000006342 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000006342 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006342 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
C000006342 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
C000006342 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
C000006342 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000006342 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.61%
C000006342 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.99%